Document and Entity Information	Feb. 22, 2019
Prospectus:
Document Type	497
Document Period End Date	Feb. 22, 2019
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Feb. 22, 2019
Document Effective Date	Feb. 22, 2019
Prospectus Date	Nov. 28, 2018
PACE® Small/Medium Co Value Equity Investments | Class P
Prospectus:
Trading Symbol	PCSVX
PACE® Small/Medium Co Value Equity Investments | CLASS A
Prospectus:
Trading Symbol	PEVAX
PACE® Small/Medium Co Value Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PVEYX